COMMITMENTS - Additional Information (Detail) - USD ($)		2 Months Ended	9 Months Ended
	Apr. 24, 2020	Dec. 31, 2019	Sep. 30, 2020
Deferred underwriting fees		$ 0.35	$ 0.35
Deferred underwriting fees		$ 28,980,000	$ 28,980,000
Underwriting Discount, Percentage		10.00%	10.00%
Refunds From Underwriting Discount			$ 1,440,000
Aggregate merger consideration		$ 25,200,000	$ 2,898,000
Number of units to be issued	82,800,000		82,800,000
Underwriting discount		$ 14,400,000
Over-Allotment Option
Number of units to be issued	10,800,000
Underwriting Agreement | Over-Allotment Option
Number of units to be issued		10,800,000
Additional units options to purchase period		45 days